Derivatives - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Derivatives
Derivative financial assets	$ 972.5	$ 467.8
Derivative financial liabilities	444.9	191.0	$ 152.9
Atlas Corp
Derivatives
Fair value of warrants outstanding		13.5
Equity derivative contracts
Derivatives
Notional amount	4,101.7	1,946.5
Cost	149.1	68.0
Derivative financial assets	595.7	258.1
Derivative financial liabilities	32.5	19.4
RiverStone Barbados AVLNs
Derivatives
Notional amount		517.5
Derivative financial assets		30.7
Foreign currency derivative contracts
Derivatives
Derivative financial assets	65.0	49.0
Derivative financial liabilities	158.8	106.8
Foreign currency derivative contracts | AGT Food and Ingredients Inc. (AGT)
Derivatives
Derivative financial liabilities	60.8	56.2
Other derivative contracts
Derivatives
Cost	254.2	289.8
Derivative financial assets	311.8	130.0
Derivative financial liabilities	$ 253.6	$ 64.8